RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Jun. 01, 2019
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Operating Lease, Expense	$ 104,793		$ 270,410		$ 420,953	$ 361,404
Operating Lease, Right-of-Use Asset	1,227,702		1,227,702		1,403,429	0	$ 2,703,821
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability				$ 1,781,446	2,675,310	0
Gain (Loss) on Disposition of Other Assets	0	$ 0	0	0	28,511	0
Amortization of Leased Asset	$ 88,897		$ 175,727	$ 1,124,112	$ 1,300,392	$ 0
Minimum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract	1 year		1 year		1 year
Maximum [Member]
RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) [Line Items]
Lessee, Operating Lease, Term of Contract	4 years		4 years		4 years